SHORT TERM BANK LOAN (Tables)	12 Months Ended
Dec. 31, 2023
SHORT TERM BANK LOAN
Schedule of short-term bank loan
	December 31,	December 31,
	2023	2022

Short-term bank loan
China Construction Bank	$32,191	$20,784
Total	$32,191	$20,784

Schedule Of effective interest rate of unsecured short-term bank loan
	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
As of December 31, 2023	date	date	in RMB	in USD	rate
Unsecured short-term bank loan
China Construction Bank	April 7, 2023	April 7, 2024	228,553	$32,191	3.8%
Total unsecured short-term bank loan			228,553	$32,191
	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
As of December 31, 2022	date	date	in RMB	in USD	rate
Unsecured short-term bank loan
China Construction Bank	April 27, 2022	April 27, 2023	143,353	$20,784	4.7%
Total unsecured short-term bank loan			143,353	$20,784